Production and operating costs (Tables)	12 Months Ended
Dec. 31, 2025
Production and operating costs
Schedule of Production and Operating Costs

Amounts in US$ '000	2025	2024	2023
Staff costs (Note 10)	15,604	15,697	13,889
Share-based payment (Note 10)	400	647	750
Royalties in cash (a)	6,195	4,189	12,845
Economic rights in cash (a)	3,079	6,484	72,032
Well and facilities maintenance	25,675	25,631	26,089
Operation and maintenance	8,239	8,936	8,143
Consumables (b)	31,398	36,868	37,556
Equipment rental	7,511	5,716	4,314
Transportation costs	4,095	5,409	5,850
Field camp	4,822	6,401	6,546
Safety and insurance costs	4,213	4,937	5,487
Personnel transportation	2,393	3,586	3,363
Consultant fees	3,120	3,893	2,291
Gas plant costs	1,857	1,753	1,865
Non-operated blocks costs	19,697	22,305	20,421
Crude oil stock variation	(747)	976	2,004
Purchased crude oil	317	6,274	4,666
Other costs	3,191	4,332	4,214
	141,059	164,034	232,325
(a)	Royalties and economic rights in Colombia are payable to the National Hydrocarbons Agency (“ANH”) and are determined on a field-by-field basis depending on different variables such as crude quality and price levels, among others (see Note 32.1). During 2025 and 2024, the mix of royalties and economic rights paid “in-kind” increased as compared to royalties and economic rights paid ‘in-cash”. These changes caused variations in the ‘royalties in cash’ and ‘economic rights in cash’ line items from year to year, which are compensated by variations in the quantities of oil sales impacting the ‘Revenue’ line item in the Consolidated Statement of Income.
(b)	Consumables includes a realized loss of US$ 1,225,000 related to energy cost risk management contracts designated as cash flow hedges in 2025 (see Note 8.1).